Document and Entity Information Document	Aug. 12, 2025	Aug. 11, 2025
Document Information [Line Items]
Entity Emerging Growth Company		false
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Soliciting Material		false
Written Communications		false
Title of 12(b) Security		Common Stock, $0.01 par value per share
Entity Address, Address Line One		13320 Ballantyne Corporate Place, Suite D
Entity File Number		001-34362
Document Type		8-K
Document Period End Date		Aug. 11, 2025
Entity Registrant Name		COLUMBUS McKINNON CORPORATION
Entity Incorporation, State or Country Code		NY
Entity Tax Identification Number		16-0547600
Entity Address, City or Town		Charlotte
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28277
City Area Code		716
Local Phone Number		689-5400
Trading Symbol		CMCO
Security Exchange Name		NASDAQ
Entity Central Index Key		0001005229
Amendment Flag		false
Document Effective Date	Aug. 12, 2025